Non adjusting events after the reporting period (Details) £ in Thousands, $ in Millions		1 Months Ended	6 Months Ended
	Jun. 10, 2021 USD ($) shares	Mar. 31, 2021 GBP (£) shares	Jun. 30, 2021 GBP (£) shares
Non adjusting events after the reporting period
Consideration for issuance of shares | £			£ 9,000
A ordinary
Non adjusting events after the reporting period
Number of shares issued during the period | shares			23,220
Convertible notes..
Non adjusting events after the reporting period
Amount raised through issuance of debt | £		£ 25,000
Share transaction | A ordinary
Non adjusting events after the reporting period
Number of shares issued during the period | shares		23,220
Consideration for issuance of shares | £		£ 9,000
Share transaction | Z ordinary | American Airlines, Inc
Non adjusting events after the reporting period
Number of shares issued during the period | shares	5,804
Business combination agreement | Broadstone Acquisition Corp
Non adjusting events after the reporting period
Minimum cash closing condition | $	$ 240